Share capital - Issued and fully paid (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital
Beginning balance	¥ 99,401,619	¥ 102,201,336	¥ 113,538,876
Exercise of share options and vesting of restricted shares and RSUs, net	(348,431)	(75,083)	(120,851)
Repurchase of ordinary shares (b)	(4,872,181)	(112,666)
Ending balance	¥ 98,701,979	¥ 99,401,619	¥ 102,201,336
Share capital
Share capital
Beginning balance (in shares)	1,226,769,750	1,226,769,750	1,205,852,426
Beginning balance	¥ 159	¥ 159	¥ 156
Bulk issuance of ADSs reserved for share incentive plans (in shares)			20,917,324
Bulk issuance of ADSs reserved for share incentive plans			¥ 3
Cancellation of ordinary shares(b) (in shares)	(38,008,934)
Cancellation of ordinary shares(b)	¥ (5)
Ending balance	¥ 154	¥ 159	¥ 159
Ending balance (in shares)	1,188,760,816	1,226,769,750	1,226,769,750
Share premium
Share capital
Beginning balance	¥ 397,590,607	¥ 395,724,745	¥ 392,823,079
Exercise of share options and vesting of restricted shares and RSUs, net	1,399,704	1,865,862	2,901,666
Cancellation of ordinary shares(b)	(4,460,356)
Ending balance	394,529,955	397,590,607	395,724,745
Treasury Shares
Share capital
Beginning balance	(112,666)
Repurchase of ordinary shares (b)	(4,872,181)	(112,666)
Cancellation of ordinary shares(b)	4,460,361
Ending balance	(524,486)	(112,666)
Shares held for shares award scheme
Share capital
Beginning balance	(4)	(5)	(3)
Bulk issuance of ADSs reserved for share incentive plans			(3)
Exercise of share options and vesting of restricted shares and RSUs, net	1	1	1
Ending balance	(3)	(4)	(5)
Total
Share capital
Beginning balance	397,478,096	395,724,899	392,823,232
Exercise of share options and vesting of restricted shares and RSUs, net	1,399,705	1,865,863	2,901,667
Repurchase of ordinary shares (b)	(4,872,181)	(112,666)
Ending balance	¥ 394,005,620	¥ 397,478,096	¥ 395,724,899